Trade and other payables	12 Months Ended
Jun. 30, 2023
Trade and other payables
Trade and other payables

10.Trade and other payables

	June 30,
	2023	2022

	(In thousands of US Dollars)
Trade payables	1,264	1,041
Accrued expenses	4,280	137
Advance received for procurement	—	366
Other payables	78	—
	5,622	1,544